Operating Lease Charges and Rental Expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leases Rent Expense [Abstract]
Minimum rentals	$ 29	$ 23	$ 33
2012	23
2013	1
2014	1
Thereafter	0
Operating Leases Future Minimum Payments Due	$ 25